Debt - Term Loan Facility (Details) - Term Loan Facility - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Long-term debt
Maximum borrowing capacity	$ 300,000,000
Amounts borrowed	83,000,000
Amount available for use	217,000,000
Subsequent event
Long-term debt
Long-term Debt		$ 750,000
Subordination Agreement
Debt Instrument [Line Items]
Consolidated funded indebtedness	0
Refinancing indebtedness	$ 0
LIBOR rate
Debt Instrument [Line Items]
Contractual spread	2.25%